SHORT-TERM AND LONG-TERM DEBT - Long-term debt narrative (Details) $ in Millions, R in Billions										6 Months Ended
	Jul. 07, 2021 USD ($)	Jul. 07, 2021 EUR (€)	Jun. 29, 2021 USD ($)	Jun. 29, 2021 EUR (€)	Apr. 09, 2021 USD ($)	Apr. 09, 2021 EUR (€)	Jul. 31, 2020	Dec. 20, 2019 USD ($)	Dec. 19, 2018 USD ($) extension_option	Jun. 30, 2021 USD ($) ratingAgency	Jun. 30, 2020 USD ($)	Jun. 30, 2021 EUR (€) ratingAgency	Jun. 30, 2021 ZAR (R) ratingAgency	Jun. 29, 2021 EUR (€)	Jun. 02, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Jul. 02, 2020 USD ($)	Jul. 02, 2020 CAD ($)	Dec. 20, 2019 EUR (€)	Jul. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 03, 2019 USD ($)	Jun. 03, 2019 EUR (€)	Dec. 21, 2018 EUR (€)	Dec. 21, 2017 USD ($)	May 25, 2017 ZAR (R)	Dec. 16, 2016 EUR (€)	Apr. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Oct. 26, 2012 USD ($)	Sep. 30, 2010 USD ($)
Disclosure of detailed information about borrowings [line items]
Number of credit rating agencies | ratingAgency										2		2	2
Repayments of borrowings, classified as financing activities										$ 3,085,000,000	$ 1,018,000,000
Borrowings outstanding | €												€ 241,000,000
Foreign exchange gains arising on translation										208,000,000
Hedges of net investment in foreign operations
Disclosure of detailed information about borrowings [line items]
Hedging instrument, liabilities | €												3,725,000,000
Hedged item, assets | €												7,832,000,000
5.5 billion revolving credit facility, due 2023-2025
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity									$ 5,500,000,000																			$ 5,500,000,000
Borrowings, number of extension options | extension_option									2
Borrowings, extension option term									1 year
Undrawn borrowing facilities										5,500,000,000
Notional amount										5,500,000,000
Borrowings outstanding										0						$ 0
5.4 billion revolving credit facility, due 2024
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity																5,400,000,000
0.1 billion revolving credit facility, due 2023
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity																100,000,000
2010 Revolving multi-currency letter of credit facility, due 2022
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity																													$ 350,000,000	$ 450,000,000	$ 500,000,000
Revolving multi-currency letter of credit facility, due 2022
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity																				$ 350,000,000
€600 million unsecured notes, due 2020
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities					$ 342,000,000	€ 285,000,000
Notional amount | €						€ 500,000,000
€1 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €												€ 1,000,000,000
Redemption of notes			$ 562,000,000	€ 471,000,000
Interest paid, classified as investing activities			595,000,000	€ 501,000,000
Borrowings outstanding			$ 625,000,000							$ 636,000,000				€ 529,000,000		1,234,000,000
€1 billion Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.25%							2.25%		2.25%	2.25%	2.25%
750 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 750,000,000
Redemption of notes			$ 460,000,000
Interest paid, classified as investing activities			503,000,000
Borrowings outstanding			$ 290,000,000							$ 289,000,000						747,000,000
750 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			3.60%							3.60%		3.60%	3.60%	3.60%
500 Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 500,000,000
Redemption of notes			$ 73,000,000
Interest paid, classified as investing activities			86,000,000
Borrowings outstanding			$ 183,000,000							$ 183,000,000						256,000,000
500 Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			6.125%							6.13%		6.13%	6.13%	6.125%
750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 750,000,000
Redemption of notes			$ 349,000,000
Interest paid, classified as investing activities			399,000,000
Borrowings outstanding			$ 401,000,000							$ 399,000,000						745,000,000
750 million Unsecured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.55%							4.55%		4.55%	4.55%	4.55%
EIB Loan, 2021 to 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum capacity | €															€ 280,000,000
€350 million EIB Loan
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding										$ 260,000,000		€ 219,000,000				304,000,000
Borrowings, maximum capacity | €																											€ 350,000,000
€350 million EIB Loan | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										1.16%		1.16%	1.16%
Other loans
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding										$ 825,000,000						$ 1,204,000,000
Other loans | Repayment of borrowings
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	$ 532,000,000	€ 450,000,000
Other loans, due July 2023 | Repayment of borrowings
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	479,000,000	405,000,000
Other loans, due July 2025 | Repayment of borrowings
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	$ 53,000,000	€ 45,000,000
€235 million facility agreement
Disclosure of detailed information about borrowings [line items]
Notional amount | €																								€ 235,000,000
Borrowings outstanding										$ 200,000,000		€ 168,000,000
Borrowings, installment period										8 years 6 months
€125 million bilateral term loan, due 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, extension option term							1 year
Borrowings outstanding																						$ 142,000,000	€ 125,000,000
€100 million bilateral term loan, due 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, extension option term								1 year
Notional amount								$ 110,000,000											€ 100,000,000
174 million CAD financing agreement, due 2021-2022
Disclosure of detailed information about borrowings [line items]
Notional amount																	$ 128,000,000	$ 174
EBRD Facility | ArcelorMittal Kryvyi Rih
Disclosure of detailed information about borrowings [line items]
Borrowings outstanding										$ 105,000,000											$ 175,000,000
Borrowings, maximum capacity																									$ 175,000,000
Borrowings, maximum capacity, additional																									$ 175,000,000
4.5 billion ZAR revolving borrowing base finance facility, due 2022 | ArcelorMittal South Africa Ltd.
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity | R																										R 4.5
Borrowings outstanding										$ 150,000,000			R 2.2